COST REDUCTION ACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015 item	Dec. 28, 2013 item	Dec. 29, 2012 item	Dec. 31, 2011 item
2014 Actions
Restructuring Cost and Reserve
Charges (Reversals), net	$ 66.5
Number of positions reduced as a result of Cost Reduction Actions	1,420
Number of positions remaining	100
2012 Program
Restructuring Cost and Reserve
Charges (Reversals), net		40.3	56.4
Number of positions reduced as a result of Cost Reduction Actions		1,400	1,060
Number of positions remaining	0
2011 Actions
Restructuring Cost and Reserve
Charges (Reversals), net				$ 45.0
Number of positions reduced as a result of Cost Reduction Actions				910
Number of positions remaining		0